Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayments and other current assets
	December 31, 2018	December 31, 2017
Deposit	$3,482	$3,681
Prepaid event costs	$2,784,295	$-
Prepaid investment	$825,834	$-
Prepaid software development fees	$436,142	$-
Prepaid expenses	$71,112	$17,579
Total	$4,120,865	$21,260